CONVERTIBLE NOTE AND ACCRUED INTEREST PAYABLE (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 15, 2011	Dec. 31, 2012	Aug. 05, 2011
Convertible debenture			$ 1,000,000
Interest rate			10.00%
Debt instrument, convertible, conversion price	$ 1.00
Stock issued upon conversion of debt	1,027,945	1,027,945
Share Conversion Price July 30, 2012 [Member]
Debt instrument, convertible, conversion price			$ 0.60
Share Conversion Price Between July 31, 2012 and July 30, 2013 [Member]
Debt instrument, convertible, conversion price			$ 1.00
Share Conversion Price Between July 31, 2013 and July 30, 2015 [Member]
Debt instrument, convertible, conversion price			$ 1.50